Document and Entity Information	Total
Risk/Return:
Entity Registrant Name	Delaware Group Foundation Funds
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Central Index Key	0001048133
Amendment Flag	false
Document Creation Date	Jul. 29, 2020
Document Effective Date	Jul. 29, 2020
Prospectus Date	Jul. 29, 2020
Entity Inv Company Type	N-1A
Delaware Strategic Allocation Fund | Class A
Risk/Return:
Trading Symbol	DFBAX
Delaware Strategic Allocation Fund | Class C
Risk/Return:
Trading Symbol	DFBCX
Delaware Strategic Allocation Fund | Class R
Risk/Return:
Trading Symbol	DFBRX
Delaware Strategic Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	DFFIX